Subsequent events	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Subsequent events [Text Block]

NOTE 9 – Subsequent events

In May of 2015, $38,784 of the August 2013 Note was converted into 31,715,187 shares of the Company’s common stock.

In May and of 2015, $28,046 of the November 2013 Note was converted into 18,995,113 shares of the Company’s common stock.

In May and June of 2015, $53,901 of the October 2014 Note was converted into 48,878,264 shares of the Company’s common stock.

In June and July of 2015, $49,357 of the December 2014 Note was converted into 43,051,070 shares of the Company’s common stock.

In May 2015, Patricia Madaris was appointed to the position of VP Finance of the Company.

In June 2015, the Company issued 1,846,154 units to an investor for total proceeds of $3,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. The warrants have an exercise price of $0.002275 and have a three year term.

In June 2015, we received additional consideration of $30,000 with $1,500 of original issue discount under the terms of the December 2014 Note.  An Amendment to this Note was executed on June 9, 2015 to include this additional $31,500 of consideration under the Note.

In July 2015, we received additional consideration of $20,000 with $1,000 of original issue discount under the terms of the December 2014 Note. An amendment to Note was executed on July 7, 2015 to include this additional $21,000 of consideration under the Note.

NOTE 17– Subsequent events

Between February and April 2015, $125,000 of the December 2014 Note was converted into 29,248,823 shares of the Company’s common stock.

Between February and April 2015, $105,734 of the August 2013 Note was converted into 30,800,000 shares of the Company’s common stock.

In March and April 2015, $160,833 of the August 2014 Note was converted into 56,676,739 shares of the Company’s common stock.

In April 2015, $52,320 of the October 2014 Note was converted into 26,000,000 shares of the Company’s common stock.